Bank Loans	12 Months Ended
Mar. 31, 2026
Bank Loans [Abstract]
BANK LOANS

8. BANK LOANS

The Company’s bank loans which are all denominated in HKD, consist of:

				As of March 31,
	Type	Interest rate	Maturity dates	2025	2026
				USD	USD
Long-term borrowings:
The Hongkong & Shanghai Banking Corporation Ltd	Mortgage	HIBOR+1.2%	March 2031	—	2,948,718
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027(1)	302,685	—
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027(1)	488,257	—
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027(2)	134,852	—
Hang Seng Bank Limited	Mortgage	HIBOR+1.4%	December 2026(2)	185,250	—
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	April 2027(2)	280,783	—
				1,391,827	2,948,718
Current portion of long-term borrowings				685,016	541,519
Non-current portion of long-term borrowings				706,811	2,407,199

(1)	The Company early settled the loan in March 2026.

(2)	The Company early settled the loan in February 2026.

Annual maturities of the Company’s long-term debt which comprise the loan principal payment during the next five years following March 31, 2025 and thereafter are as follows:

Annual maturities
USD
Years ending March 31,
2026	685,016
2027	694,932
2028	11,879
2029	—
2030 and Thereafter	—
1,391,827

Annual maturities of the Company’s long-term debt which comprise the loan principal payment during the next five years following March 31, 2026 and thereafter are as follows:

Annual maturities
USD
Years ending March 31,
2027	541,519
2028	564,624
2029	588,715
2030	613,834
2031 and Thereafter	640,026
2,948,718

JLHK entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong. The banking facilities were secured, details of which are set out as follows:

(a)	Unlimited joint or personal guarantee by the Controlling Shareholder Mr. Danny Tze Ching Wong and an immediate family member of Mr. Danny Tze Ching Wong; and

(b)	Legal charge over properties beneficially owned by JLHK (Note 7), the Controlling Shareholder Mr. Danny Tze Ching Wong and an immediate family member of Mr. Danny Tze Ching Wong.